Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	Academy Funds Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Class A Shares | Innovator Matrix Income(R) Fund | Class A
Risk/Return:
Trading Symbol	IMIFX
Institutional Class Shares | Innovator Matrix Income(R) Fund | Institutional Class
Risk/Return:
Trading Symbol	IMIIX